Consolidated statement of changes in equity - USD ($) $ in Millions		Total	Called up share capital and share premium		Other equity instruments		Retained earnings		Available- for-sale fair value reserve		Cash flow hedging reserve	Foreign exchange reserve	Merger reserve	Total Shareholders Equity	Non-controlling interests
Equity beginning of period at Dec. 31, 2016		$ 182,578	$ 22,715	[1]	$ 17,110	[2]	$ 136,795		$ (477)	[3]	$ (27)	$ (28,038)	$ 27,308	$ 175,386	$ 7,192
Profit for the period		8,048					7,510							7,510	538
Other comprehensive income/(expense) for the period, net of tax		6,323					536		468	[3]	16	5,222		6,242	81
– available-for-sale investments		484							468	[3]				468	16
– cash flow hedges		24									16			16	8
– changes in fair value of financial liabilities designated at fair value arising from changes in own credit risk		(1,156)					(1,156)							(1,156)
– remeasurement of defined benefit asset/liability	[4]	1,708					1,698							1,698	10
– share of other comprehensive income of associates and joint ventures		(6)					(6)							(6)
– exchange differences		5,269										5,222		5,222	47
Total comprehensive income for the period		14,371					8,046		468	[3]	16	5,222		13,752	619
Shares issued under employee remuneration and share plans		7	542	[1]			(535)							7
Shares issued in lieu of dividends and amounts arising thereon		2,771					2,771							2,771
Capital securities issued		3,720			3,720	[2]								3,720
Dividends to shareholders		(7,215)					(6,795)							(6,795)	(420)
Cost of share-based payment arrangements		267					267							267
Cancellation of shares		(1,000)	(1,000)	[1]										(1,000)
Other movements		287					288							288	(1)
Equity end of period at Jun. 30, 2017		195,786	22,257	[1]	20,830	[2]	140,837	[5]	(9)	[3]	(11)	(22,816)	27,308	188,396	7,390
Profit for the period		3,831					3,288							3,288	543
Other comprehensive income/(expense) for the period, net of tax		3,060					(208)		(337)		(210)	3,744		2,989	71
– available-for-sale investments		(338)							(337)					(337)	(1)
– cash flow hedges		(216)									(210)			(210)	(6)
– changes in fair value of financial liabilities designated at fair value arising from changes in own credit risk		(868)					(868)							(868)
– remeasurement of defined benefit asset/liability	[4]	711					697							697	14
– share of other comprehensive income of associates and joint ventures		(37)					(37)							(37)
– exchange differences		3,808										3,744		3,744	64
Total comprehensive income for the period		6,891					3,080		(337)		(210)	3,744		6,277	614
Shares issued under employee remuneration and share plans		49	80				(31)							49
Shares issued in lieu of dividends and amounts arising thereon		435					435							435
Capital securities issued		1,420			1,420									1,420
Dividends to shareholders		(4,996)					(4,756)							(4,756)	(240)
Cost of share-based payment arrangements		233					233							233
Cancellation of shares		(2,000)	(2,000)											(2,000)
Other movements		53					201		(4)		(1)			196	(143)
Equity end of period at Dec. 31, 2017		197,871	20,337	[1]	22,250	[2],[5]	139,999		(350)	[3]	(222)	(19,072)	27,308	190,250	7,621
Profit for the period		8,416					7,748							7,748	668
Other comprehensive income/(expense) for the period, net of tax		(3,030)					1,589		(273)	[3]	(66)	(4,194)		(2,944)	(86)
– debt instruments at fair value through other comprehensive income		(265)							(264)	[3]				(264)	(1)
– equity instruments designated at fair value through other comprehensive income		(30)							(9)	[3]				(9)	(21)
– cash flow hedges		(68)									(66)			(66)	(2)
– changes in fair value of financial liabilities designated at fair value arising from changes in own credit risk		1,345					1,346							1,346	(1)
– remeasurement of defined benefit asset/liability		297					300							300	(3)
– share of other comprehensive income of associates and joint ventures		(57)					(57)							(57)
– exchange differences		(4,252)					0		0	[3]		(4,194)		(4,194)	(58)
Total comprehensive income for the period		5,386					9,337		(273)	[3]	(66)	(4,194)		4,804	582
Shares issued under employee remuneration and share plans		12	582	[1]			(570)							12
Shares issued in lieu of dividends and amounts arising thereon		606					606							606
Capital securities issued		4,150			4,150	[2],[5]								4,150
Dividends to shareholders		(7,365)					(6,904)							(6,904)	(461)
Redemption of securities		(6,064)			(5,827)	[2],[5]	(237)							(6,064)
Cost of share-based payment arrangements		274					274							274
Cancellation of shares		(2,000)	(986)	[1]			(1,014)							(2,000)
Other movements		71					2		83	[3]				85	(14)
Equity end of period at Jun. 30, 2018		$ 191,294	$ 19,933	[1]	$ 20,573	[2],[5]	$ 140,908		$ (1,561)	[3]	$ (288)	$ (23,266)	$ 27,308	$ 183,607	$ 7,687

[1]	5In May 2018, HSBC announced a share buy-back of $2.0bn. At 30 June 2018 $1.0bn of shares had been bought back and cancelled.
[2]	6During 2018, HSBC Holdings issued $4,150m of perpetual subordinated contingent convertible capital securities, on which there were $8m of external issuance costs, $34m of intra-group issuance costs and $8m of tax benefits, which are classified as equity under IFRSs. During 1H17, HSBC Holdings issued $3,000m and SGD1,000m of perpetual subordinated contingent convertible capital securities, on which there were $10m of external issuance costs, $27m of intra-group issuance costs and $7m of tax benefits, which are classified as equity under IFRSs. During 2H17 HSBC Holdings issued €1,250m of perpetual subordinated contingent convertible capital securities, on which there were $4m of external issuance costs, $10m of intra-group issuance costs and $3m of tax benefits, which are classified as equity under IFRSs.
[3]	8The $350m at 31 December 2017 represents the IAS 39 Available-for-sale fair value reserve as at 31 December 2017.
[4]	1As a result of the remeasurement of the defined benefit pension obligation of the HSBC Bank (UK) Pension Scheme there was an actuarial gain of $2,024m in 1H17 and an actuarial loss of $294m in 2H17.
[5]	7During 2018, HSBC Holdings redeemed its $2,200m 8.125% perpetual subordinated capital securities and its $3,800m 8.000% perpetual subordinated capital securities, Series 2, on which there were $172m of external issuance costs, which are classified as equity under IFRSs.